Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 674,672	$ 656,063
Less current portion	(144,453)	(41,959)
Total	530,219	614,104
Long-term debt	674,672	656,063
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	262,672	147,470
Long-term debt	262,672	147,470
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	412,000	508,593
Long-term debt	$ 412,000	$ 508,593